Income taxes (Details 1) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income Tax [Abstract]
Income (loss) before taxes	CAD 132,324	CAD (20,348)
Combined federal and provincial income tax rates	27.00%	27.00%
Expected income tax expense (recovery)	CAD 35,727	CAD (5,494)
Increase (decrease) in income taxes resulting from:
Non-deductible share based compensation	2,261	1,515
Difference between current and expected tax rates	(703)	(635)
Total	CAD 37,285	CAD (4,614)
Effective tax rate	28.18%	22.68%